SHARE-BASED PAYMENTS - Expenses recognized from share-based payment transactions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Expenses recognized from share-based payment transactions
Restricted and performance share units	$ 12.1	$ 0.0	$ 0.0
Equity-settled share options	7.4	10.7	0.0
Cash-settled awards	1.8	35.3	0.0
Total	$ 21.3	$ 46.0	$ 0.0